Intangible assets and Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets [Abstract]
Intangible assets and Goodwill	Intangible assets and Goodwill

	Goodwill	Acquired IP	Computer Software	Patents	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2019	173	—	82	150	405
Additions	—	—	3	—	3
At December 31, 2020	173	—	85	150	408
Additions	—	2,543	13	—	2,556
Additions on acquisition	5,887	36,078	—	—	41,965
Foreign currency translation	(75)	(567)	—	—	(642)
At December 31, 2021	5,985	38,054	98	150	44,287
Accumulated amortisation
At December 31, 2019	—	—	58	15	73
Amortisation charge- R&D expenses	—	—	—	15	15
Amortisation charge- G&A expenses	—	—	8	—	8
At December 31, 2020	—	—	66	30	96
Amortisation charge- R&D expenses	—	1,877	—	15	1,892
Amortisation charge- G&A expenses	—	—	11	—	11
Foreign currency translation	—	(27)	—	—	(27)
At December 31, 2021	—	1,850	77	45	1,972
Carrying value
At December 31, 2021	5,985	36,204	21	105	42,315
At December 31, 2020	173	—	19	120	312
14.Intangible assets and Goodwill (continued)
Acquired IP- GT Apeiron collaboration
On July 1, 2021 the Group entered into a joint operation with GTA in order to build a sustainable pipeline of high-value, best in class therapeutics. As part of this arrangement the pre-existing collaboration arrangement between the two parties was terminated, the Group made a payment of £1,448,000 and waived the rights to 30% of the shares in GTA that became receivable following the achievement of a milestone on the pre-existing collaboration agreement (see note 5), with the total fair value of these amounts capitalised as an acquired IP intangible at that date. The intangible relates to the IP in the pre-existing collaboration target that the group gained joint control of as a result of its participation in the joint operation.
No amortization charge has been recognised in relation to the IP during the period and as such the asset was reviewed for impairment on December 31, 2021. A value in use assessment was performed in order to determine that the asset's recoverable amount is in excess of its carrying amount. A discounted cashflow methodogy was utilised, with key assumptions relating to the duration of and total costs relating to each phase of the drug development, the costs of completing clinical trials and obtaining certain regulatory approvals, and product sales volumes and the time period to patent expiry once regulatory approvals have been achieved. A probability of success was then applied to each phase of the drug development in order to reflect the possibility that the drug may not be successfully commercialised. Cashflows determined by the model were then discounted to present value using a discount rate of 12%. The assumptions are based from industry literature and, where possible, the Group's experience of developing similar drug candidates. No impairment was noted.
Goodwill and acquired IP- Allcyte acquisition
On August 18, 2021 the Group acquired intellectual property relating to the Pharmacoscopy technology utilised by Allcyte as part of the acquisition of that company. The IP is being amortised over a period of 8 years from the acquisition date. No indicators of impairment were noted in relation to the Pharmacoscopy IP as at December 31, 2021.
Goodwill totaling £5,887,000 was also acquired as part of that acquisition, representing the additional value expected to be derived by the Group from the acquisition, as well as the assembled workforce. See note 28 for further details regarding the business combination.
An impairment review was performed in relation to to the goodwill as at December 31, 2021 by comparing the recoverable amount of the CGU to which the goodwill relates to its value in use. A discounted cashflow methodology was utilised, with a the most significant input relating to the increased probability of successfully commercialising drug candidates generated by the Group as a result of the activities of the CGU in question. Other key assumptions relate to the duration of and total costs relating to each phase of the drug development, the costs of completing clinical trials and obtaining certain regulatory approvals, and product sales volumes and the time period to patent expiry once regulatory approvals have been achieved. Cashflows determined by the model were discounted to present value using a discount rate of 12%. The assumptions are based from industry literature and, where possible, the Group's experience of developing similar drug candidates. No impairment was noted.
Goodwill- Kinetic Discovery acquisition
Goodwill amounting to £173,000 arose on the acquisition of Kinetic Discovery Limited on November 23, 2018. The purpose of the acquisition was to provide the necessary resources to enable the Group to continue to successfully discover and develop novel therapeutics.